Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Innovator U.S. Equity Buffer ETF - April
Prospectus [Line Items]
Annual Return [Percent]	8.15%	16.11%	22.97%	(6.68%)	12.09%	6.25%